Transactions with Related Parties	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties
The Manager provides the vessels with a wide range of shipping services such as chartering, technical support and maintenance, insurance, consulting, financial and accounting services, for a fixed daily fee of $440 per vessel operating under a voyage or time charter or $125 per vessel operating under a bareboat charter (the “Management fees”) and a brokerage commission of 1.25% on freight, hire and demurrage per vessel (the “Brokerage commissions”), as per the management agreement between the Manager and the Company. In addition, the Manager arranges for supervision onboard the vessels, when required, by superintendent engineers and when such visits exceed a period of five days in a twelve month period, an amount of $500 is charged for each additional day (the “Superintendent fees”).
The Manager also provides crew management services to the vessels Magic Wand, Clean Thrasher, Clean Justice, Suez Protopia and Suez Enchanted. These services have been subcontracted by the Manager to an affiliated ship-management company, Hellenic Manning Overseas Inc. (ex. Navis Maritime Services Inc.). The Company pays to the Manager a fixed monthly fee of $2,500 per vessel for crew management services (the “Crew management fees”).
The Manager also acts as a sales and purchase broker for the Company in exchange for a commission fee equal to 1% of the gross sale or purchase price of vessels or companies. The commission fees relating to vessels purchased (“Commissions – vessels purchased”) are capitalized to the cost of the vessels as incurred.
In addition to management services, the Company reimburses the Manager for the compensation of its executive officers for a total amount of
$250,149 for the first 12 months following the
Spin-Off
(the “Executive compensation”).
In addition, for periods up to the
Spin-Off,
an allocation of general and administrative expenses incurred by StealthGas Inc. has been included in General and administrative expenses of the Company based on the number of calendar days the Company’s vessels operated under StealthGas Inc.’s fleet compared to the number of calendar days of the total StealthGas Inc. fleet. These expenses consisted mainly of executive compensation, office rent, investor relations and consultancy fees (the “General and administrative expenses – Former Parent”).
The related party balance with StealthGas Inc., mainly relating to collections received net of payments made on behalf of the Company, was a receivable $375,801 at June 30, 2022 (2021: $355,023). The current account balance with the Manager at June 30, 2022 was a liability of $394,328 (2021: $1,119,055). The liability mainly represents payments made by the Manager on behalf of the Company.
The amounts charged by the Company’s related parties comprised the following:

		For the six-month periods ended June 30,
	Location in statement of operations	2021	2022
Management fees	Management fees – related party	261,545	341,625
Brokerage commissions	Voyage expenses – related party	116,665	203,462
Superintendent fees	Vessels’ operating expenses – related party	12,000	—
Crew management fees	Vessels’ operating expenses – related party	30,000	37,500
Executive compensation	General and administrative expenses	—	105,200
General and administrative expenses-Former Parent	General and administrative expenses	176,162	—
Commissions – vessels purchased	Vessels, net	—	778,000
On March 4, 2022, the Company entered into memoranda of agreement with companies affiliated with members of the family of the Company’s Chief Executive Officer for the acquisition of the vessels “Clean Nirvana” and “Clean Justice” for a total consideration of $31 million (Note 4). The vessels were delivered to the Company on March 28, 2022 and May 31, 2022, respectively.
On July 7, 2022, the Company entered int
o
 memoranda of agreement with companies affiliated with members of the family of the Company’s Chief Executive Officer for the acquisition of the vessels “Eco Angelbay” and “Eco Bushfire” for a total consideration of $39,000,000. The vessels are expected to be delivered to the Company in September 2022.